Segment and geographical information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segment information

Year ended December 31, 2025	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Sales
To external customers	$2,523	$2,131	$315	$493	$—	$5,462
To other segments	39	9	10	—	(58)	—
	$2,561	2,140	325	493	(58)	5,462
Cost of products sold	(1,977)	(1,581)	(270)	(414)	58	(4,184)
Freight and other distribution costs	(371)	(304)	(45)	(44)	—	(766)
Export duties, net, and tariffs	(175)	(1)	—	—	—	(177)
Amortization	(193)	(290)	(15)	(42)	(5)	(544)
Selling, general and administration	(137)	(101)	(11)	(30)	(1)	(280)
Equity-based compensation	—	—	—	—	14	14
Restructuring and impairment charges	(473)	(239)	—	—	—	(712)
Operating earnings (loss)	$(766)	$(376)	$(16)	$(37)	$9	$(1,187)

Total assets	3,234	3,431	184	532	238	$7,620
Total liabilities	668	450	85	151	416	$1,771
Capital expenditures	210	163	14	20	4	$411

	Lumber	NA EWP	Pulp & Paper	Europe EWP	Corporate & Other	Total
Year ended December 31, 2024
Sales
To external customers	$2,550	$2,794	$378	$453	$—	$6,175
To other segments	42	9	11	—	(62)	—
	$2,592	$2,803	$389	$453	$(63)	$6,174
Cost of products sold	(2,080)	(1,634)	(309)	(375)	64	(4,333)
Freight and other distribution costs	(382)	(326)	(65)	(42)	—	(815)
Export duties, net, and tariffs	(72)	—	—	—	—	(72)
Amortization	(192)	(284)	(14)	(48)	(11)	(549)
Selling, general and administration	(142)	(99)	(11)	(29)	(1)	(282)
Equity-based compensation	—	—	—	—	(14)	(14)
Restructuring and impairment charges	(28)	(1)	(3)	(70)	(1)	(102)
Operating earnings (loss)	$(303)	$459	$(13)	$(110)	$(26)	$7

Total assets	3,641	3,943	187	561	429	$8,760
Total liabilities	635	572	89	136	375	$1,807
Capital expenditures	312	140	15	19	1	$487

Geographic distribution
The geographic distribution of non-current assets and external sales based on the location of product delivery is as follows:

	Non-current assets		Sales by geographic area
	2025	2024	2025	2024
United States	$2,317	$2,748	$3,568	$4,150
Canada	3,544	3,817	1,095	1,210
U.K and Europe	372	358	495	458
Asia	—	—	302	351
Other	—	—	1	5
	$6,233	$6,924	$5,462	$6,174